As filed with the Securities and Exchange Commission on November 21, 2017

Registration Statement File No. 033-82060

Registration Statement File No. 811-03542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 33

(Check appropriate box or boxes.)

MML Bay State Variable Life Separate Account I

(Exact Name of Registrant)

MML Bay State Life Insurance Company

(Name of Depositor)

100 Bright Meadow Boulevard Enfield, CT 06082-1981

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President

MML Bay State Life Insurance Company

100 Bright Meadow Boulevard Enfield, CT 06082-1981

(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on December 13, 2017 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post effective amendment designates a new effective date for a previously filed post effective amendment.

PARTS A AND B

INFORMATION REQUIRED IN A PROSPECTUS

AND INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information, each dated May 1, 2017, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 26 by reference to Registrant’s filing under Rule 485(b), Post-Effective Amendment No. 25, File No. 033-82060, as filed on April 27, 2017.

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	Resolution of the Board of Directors of MML Bay State Life Insurance Company, establishing the Separate Account – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-19605 filed April 24, 1998

Exhibit (b)	Not Applicable

Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

	ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

Exhibit (d)	i.	Form of Flexible Premium, Variable, Whole Life Insurance Policy – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 033-82060 filed April 24, 1998

	ii.	Form of Accelerated Death Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

	iii.	Form of Accidental Death Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

	iv.	Form of Death Benefit Guarantee Rider – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

	v.	Form of Disability Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

	vi.	Form of Insurability Protection Rider – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

	vii.	Form of Right to Exchange Insured Endorsement – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-82060 filed February 4, 2005

Exhibit (e)	Form of application for Flexible Premium, Variable, Whole Life Insurance Policy – Incorporated by reference to Initial Registration Statement File No. 333-49457 filed April 6, 1998

Exhibit (f)	i.	Amended and Restated Certificate of Incorporation of MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-19605 filed April 24, 1998

	ii.	By-Laws of MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 033-19605 filed April 24, 1998

Exhibit (g)	Reinsurance Contracts

	i.	American United Life Insurance Company

—   Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999 and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

• Amendment dated February 8, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-89798 filed April 25, 2012

•

Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, February 29, 2004, February 29, 2004, April 10, 2006 and September 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective May 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

• Amendment effective March 12, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

	ii.	General & Cologne Life Re

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•

Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, February 19, 2002, March 1, 2004, September 1, 2006, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

• Amendment effective February 8, 1999 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

• Amendment effective May 1, 2012 and May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

• Amendments effective August 28, 2014 and August 28, 2014 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

	iii.		Lincoln National Life Insurance Company

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•      Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, March 1, 2004, November 30, 2005, September 1, 2006, October 1, 2007, January 1, 2009, August 1, 2009 and July 31, 2011 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendments effective February 8, 1999 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013

• Amendment effective May 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendments effective May 1, 2012 and May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

	iv.		Munich American Reassurance Company

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•      Amendments dated September 1, 2006, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•      Amendments dated January 1, 1999, September 1, 1999, June 15, 2001 and March 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333- 49457 filed April 25, 2012

• Amendments dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective February 8, 1999 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

• Amendments effective August 28, 2014 and August 28, 2014 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

	v.		RGA Reinsurance Company

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

•      Amendments dated September 1, 2006, January 1, 2009 and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•      Amendments dated January 1, 1999, September 1, 1999, August 3, 2000, June 15, 2001, July 1, 2001 and March 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

• Amendments dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

• Amendments effective January 1, 2012 and July 30, 2013 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

• Amendment effective February 8, 1999 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment effective May 1, 2012 and May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014

• Amendment effective August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

• Amendments effective August 28, 2014 and August 28, 2014 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015

	vi.		Swiss Re Life & Health America Inc.

–   BST Modified Coinsurance Agreement (MML Bay State Life Insurance Company and Swiss Re Life & Health America Inc.) dated December 29, 2016 * (Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on November 21, 2017)

Exhibit (h)	i.		Participation, Selling, Servicing Agreements:

		a.	American Century Funds

–   Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•

Amendments Nos. 1, 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 5 effective as of November 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

• Amendment No. 6 effective as of March 1, 2011 – Incorporated by reference to Post-Effective

Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

	•	Amendment No. 7 effective July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

b.	Fidelity Funds

–   Participation Agreement dated June 1, 1999 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 033-82060 filed April 28, 2008

	•	Letter of Consent and Amendment dated May 16, 2007 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 033-82060 filed April 29, 2009

c.	MML Funds

–   Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)– Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

	•	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

	•	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

	•	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

	•	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

	•	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

	•	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	•	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

d.	MML II Funds

–   Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

	•	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

	•	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

	•	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

	•	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

	•	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

	•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333- 122804 filed March 1, 2013

	•	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	•	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	Oppenheimer Funds

–   Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post- Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

	•	Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

	•	Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

	•	Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

	•	Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post- Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

f.	T. Rowe Price Funds

–   Participation Agreement dated as of April 28, 1999 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 033-82060 filed April 28, 2008

	•	Amendment effective August 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 033-82060 filed April 24, 2008

		•	Amendment effective March 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 033-82060 filed April 25, 2013

	iii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

		a.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		b.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		c.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		d.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		e.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		f.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•   Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 033-82060 filed April 28, 2010

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

• Company Financial Statements *

• Separate Account Financial Statements *

	ii.	Powers of Attorney for:

		• Roger W. Crandall	• Michael J. O’Connor

		• Michael R. Fanning	• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

	iii.	Power of Attorney for:

• Sean Newth*

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)

SEC Procedures Memorandum dated April 24, 2017, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

*	filed herewith

Item 27.	Directors and Officers of the Depositor

Directors of MML Bay State Life Insurance Company

Roger W. Crandall, Director (Chairman), President, and Chief Executive Officer (principal executive officer) 1295 State Street B101 Springfield, MA 01111	Michael R. Fanning, Director and Executive Vice President 1295 State Street Springfield, MA 01111
Michael J. O’Connor, Director, Senior Vice President, and General Counsel 1295 State Street Springfield, MA 01111	Elizabeth A. Ward, Director and Chief Financial Officer (principal financial officer) 1295 State Street Springfield, MA 01111

Officers of Principal Officers (other than those who are also Directors, as referenced above):

Sean Newth, Senior Vice President and Corporate Controller (principal accounting officer) 1295 State Street Springfield, MA 01111	Todd G. Picken, Vice President and Treasurer 1295 State Street Springfield, MA 01111

Pia Flanagan, Vice President & Corporate Secretary 1295 State Street Springfield, MA 01111	M. Timothy Corbett, Executive Vice President 1295 State Street Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410, as filed with the Securities and Exchange Commission November 21, 2017.

Item 29.	Indemnification

MML Bay State directors and officers are indemnified under Article V of the By-laws of MML Bay State, as set forth below.

ARTICLE V of the By-laws of MML Bay State provide for indemnification of directors and officers as follows:

“ARTICLE V

INDEMNIFICATION

The corporation shall, to the fullest extent and under the circumstances permitted by Connecticut law, as amended from time to time, indemnify any person serving or who has served (a) as a director, officer, employee or agent of the corporation or (b) at the corporation’s request, as a director, trustee, officer, partner, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, against all liabilities and expenses incurred by him in connection with the defense or disposition of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative and whether formal or informal, while serving or thereafter, by reason of his having been such a director, trustee, officer, partner, employee or agent, except (unless otherwise permitted by Connecticut law) (c) in connection with a proceeding by or in the right of the corporation in which he was adjudged liable to the corporation or (d) in connection with any other proceeding charging improper personal benefit to him in which he was adjudged liable on the basis that personal benefit was improperly received by him.

Expenses, including counsel fees, reasonably incurred by any such director, trustee, officer, partner, employee or agent who is a party to a proceeding may be paid by the corporation in advance of the final disposition thereof upon receipt of a written affirmation of the person’s good faith belief that he has met the standard of conduct permitting indemnification and a written undertaking to repay the advance upon a determination that he did not meet the standard of conduct; provided, however, that a determination is also made that on the basis of the facts then known indemnification would not be precluded.

The right of indemnification hereby provided shall not be exclusive of or affect any other right to which any such director, trustee, officer, partner, employee or agent may be entitled. Nothing contained in this Article shall affect any other right to indemnification to which such persons may be entitled by contract or otherwise under law.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

Item 30.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, and Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this policy. Prior to April 1, 2014, MML Distributors, LLC (“MML Distributors”) served as a principal underwriter of the policy offered pursuant to this registration statement and sold by registered representatives of the other broker-dealers with whom it had entered into distribution agreements (“Distribution Agreements”). Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for this policy. The following people are officers and directors of MMLIS, officers and directors of MSD and officers and member representatives of MML Distributors:

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Chief Executive Officer, Director (Chairman of the Board)	*
Wendy Benson	President, Director	*
Michael Fanning	Director	*
Elizabeth Ward	Director	*
Mark Kaye William F. Monroe, Jr.	Director Vice President, Chief Operating Officer	* *
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*
Joseph Olesky	Controller	*
Christine Frederick	Chief Compliance Office	*
Robert S. Rosenthal	Chief Legal Officer, Vice President, and Secretary	*
Thomas Bauer	Chief Technology Officer	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James P. Puhala	Deputy Chief Compliance Officer	*
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**
Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*
Kenneth M. Rickson	Vice President and Field Risk Officer	*
Paul Lapiana	Vice President, Agency Field Force Supervisor	11215 North Community House Rd, Charlotte, NC 28277
David Holtzer	Field Risk Officer	11215 North Community House Rd, Charlotte, NC 28277
Edward K. Duch, III	Assistant Secretary	*
Alyssa M. O’Connor	Assistant Secretary	*
Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110
Bruce C. Frisbie	Assistant Treasurer	**
Kevin LaComb	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
David Mink	Vice President	11215 North Community House Rd, Charlotte, NC 28277
Mary B. Wilkinson	Vice President	11215 North Community House Rd, Charlotte, NC 28277
Mario Morton	Assistant Vice President and Registration Manager	*
Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*
Mathew Verdi	Assistant Vice President	*
Delphine Soucie	Assistant Vice President
Kathy Rogers	Continuing Education Officer
David Cove	Regional Assistant Vice President
Nick DeLuca	Regional Assistant Vice President	1101 North Black Canyon Highway PH30 Phoenix, AZ 85209
Sean Murphy	Regional Assistant Vice President	*
Michelle Pedigo	Regional Assistant Vice President	*
John Rogan	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Julie Davis	Regional Assistant Vice President	*
Craig Waddington	Variable Life Product Distribution Officer; and Variable Annuity Product Distribution Officer	*
Michael Dunn	Worksite Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

OFFICERS AND MEMBER REPRESENTATIVES OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Wietsma, Eric	Chairman of the Board, Chief Executive Officer and President	*
Duch, III, Edward K.	Assistant Secretary	**
Hall, Nathan	Chief Financial Officer and Treasurer	**
Morton, Mario	Registration Manager	**
O’Connor, Alyssa	Assistant Secretary	**
Rosenthal, Robert S.	Chief Legal Officer, Secretary and Vice President	**
Scanlon, Susan	Chief Compliance Officer	*
Perlotto, Laura	Assistant Vice President and AML Compliance Officer	**
Ward, Elizabeth	Director	**
Waddington, Craig	Variable Life Product Distribution Officer; and Variable Annuity Product Distribution Officer	**

*	100 Bright Meadow Boulevard, Enfield, CT 06082-1981
**	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND MEMBER REPRESENTATIVES OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Eric Wietsma	Chief Executive Officer and President	*
Nathan Hall	Chief Financial Officer and Treasurer	*
Michael Fanning	Member Representative	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*
Alyssa O’Connor	Assistant Secretary	*
Kevin LaComb	Assistant Treasurer	*
Edward K. Duch, III	Assistant Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Assistant Vice President and Continuing Education Officer	**
Stephen Alibozek	Entity Contracting Officer	*
Brian Haendiges	Vice President	**
Donna Watson	Assistant Treasurer	**
Bruce C. Frisbie	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
H. Bradford Hoffman	Chief Risk Officer	*
Mario Morton	Registration Manager	*
Michael Dunn	Worksite Product Distribution Officer	**
Aruna Hobbs	Vice President	*One Marina Parke Avenue Boston, MA 02210
Tina Wilson	Vice President	**
Teresa Hassara	Vice President	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)2(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, MML Bay State Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium, variable universal life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MML Bay State Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MML Bay State Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 26 to Registration Statement No. 033-82060 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts, on the 21st day of November, 2017.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MML BAY STATE LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer
(principal executive officer)
MML Bay State Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to Registration Statement No. 033-82060 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director, President and Chief Executive Officer	November 20, 2017
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	November 20, 2017
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	November 20, 2017
Sean Newth	(principal accounting officer)

MICHAEL J. O’CONNOR *	Director	November 20, 2017
Michael J. O’Connor

MICHAEL R. FANNING *	Director	November 20, 2017
Michael R. Fanning

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.26(g)	Reinsurance Contracts:

	vi.	BST Modified Coinsurance Agreement Dated December 29, 2016 (Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on November 21, 2017.)

Exhibit 99.26(n)	i.	Auditor Consents:
• Company Financial Statements
• Separate Account Financial Statements

	iii.	Power of Attorney for:
• Sean Newth